Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended		23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 27, 2021	Jun. 30, 2016	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2023	Jun. 30, 2018	Jun. 30, 2024	Jun. 30, 2019	Jun. 30, 2025	Jun. 30, 2020	Jun. 30, 2026	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000027972
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		$ 9,576			$ 11,165		$ 11,693		$ 11,813		$ 12,898		$ 17,385	$ 12,896	$ 14,434	$ 15,087	$ 16,843	$ 17,828
C000027975
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		10,000			11,684		12,266		12,423		13,603		18,382	13,670	15,339	16,071	17,988	19,083
C000027974
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			11,570		12,023		12,061		13,067		17,480	12,867	14,295	14,827	16,423	17,249
C000027978
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
Accumulated Value		10,000			11,695		12,294		12,466		13,648		18,441	13,699	15,374	16,096	17,995	19,083
C000230902
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value	$ 10,000		$ 7,394			$ 8,301		$ 8,702		$ 9,738		$ 10,332
MSCI ACWI ex USA (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA (net)
Accumulated Value		10,000			12,045		12,922		13,088		12,460		16,910	13,626	15,359	17,144	20,182	25,764
MSCI ACWI ex USA (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA (net)
Accumulated Value		10,000			12,045		12,922		13,088		12,460		16,910	13,626	15,359	17,144	20,182	25,764
MSCI ACWI ex USA (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA (net)
Accumulated Value		10,000			12,045		12,922		13,088		12,460		16,910	13,626	15,359	17,144	20,182	25,764
MSCI ACWI ex USA (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA (net)
Accumulated Value		$ 10,000			$ 12,045		$ 12,922		$ 13,088		$ 12,460		$ 16,910	$ 13,626	$ 15,359	$ 17,144	$ 20,182	$ 25,764
MSCI ACWI ex USA (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA (net)
Accumulated Value	$ 10,000		$ 8,203			$ 9,246		$ 10,320		$ 12,149		$ 15,509